CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment, income tax	¥ 0	¥ 0	¥ 0
Unrealized gain on available for sale securities, income tax	1,184,686	5,809,288	4,254,339
Reclassification adjustment for gain on available for sale securities realized in net income, income tax	¥ 1,698,460	¥ 5,291,894	¥ 4,424,450